Accumulated Other Comprehensive Income / (Loss) (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total	$ 3,346	$ (22,841)
Accumulated Other Comprehensive Income/Loss
Cash flow hedges realized loss	0	(26,187)
Actuarial pension gain	3,346	3,346
Total	$ 3,346	$ (22,841)